Acquisitions (Tables)	12 Months Ended
Jan. 31, 2011
Acquisitions
Schedule Of Acquisition Information

	Year Ended January 31
	2011	2010	2009
	($ in millions)
Number of acquisitions	3	6	2
Aggregate purchase price:
Cash consideration (paid and accrued)	$389	$267	$209
Non-cash consideration	—	3	—
Contingent consideration	—	6	—

	$389	$276	$209

Business Acquisition Purchase Price Allocation

	Year Ended January 31
	2011	2010	2009
	($ in millions)
Purchase price allocations:
Goodwill:
Tax deductible goodwill	$16	$77	$178
Non-tax deductible goodwill	227	105	1
Identifiable intangible assets:
Customer relationships (finite-lived)	$9	$33	$22
Software and technology (finite-lived)	110	17	1
In-process research and development (indefinite-lived)	27	3	—

Weighted average lives of finite-lived intangibles:
Customer relationships	2 years	5 years	4 years
Software and technology	8 years	8 years	7 years
All finite-lived intangible assets	7 years	6 years	4 years